Acquisitions (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended													3 Months Ended							12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2012	Oct. 08, 2012	Oct. 04, 2012	Jun. 08, 2012	Jan. 05, 2011	Nov. 03, 2010	Oct. 26, 2010	Jun. 30, 2012 twenty twelve acquisitions [Domain]	Dec. 31, 2012 twenty twelve acquisitions [Domain]	Jun. 08, 2012 twenty twelve acquisitions [Domain]	Dec. 31, 2010 2010 Acquisitions [Member]	Jan. 04, 2011 Sadra Medical, Inc. [Member]	Jan. 05, 2011 Intelect Medical, Inc., [Member]	Feb. 15, 2011 ReVascular Therapeutics, Inc. [Member]	Mar. 03, 2011 Atritech, Inc. [Member]	Dec. 31, 2011 2011 Acquisitions [Member]	Mar. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2012 R&D- and commercialization-based milestones [Member]	Dec. 31, 2012 R&D- and commercialization-based milestones [Member] Minimum [Member]	Dec. 31, 2012 R&D- and commercialization-based milestones [Member] Maximum [Member]	Jun. 30, 2012 Customer Contracts [Member] twenty twelve acquisitions [Domain]	Jun. 30, 2012 Technology-related [Member] twenty twelve acquisitions [Domain]	Jun. 30, 2012 Purchased research and development [Member] twenty twelve acquisitions [Domain]	Dec. 31, 2012 Discounted cash flow [Member] revenue-based payments [Member]	Dec. 31, 2012 Discounted cash flow [Member] revenue-based payments [Member] Minimum [Member]	Dec. 31, 2012 Discounted cash flow [Member] revenue-based payments [Member] Maximum [Member]	Dec. 31, 2012 Monte Carlo [Member] revenue-based payments [Member]	Dec. 31, 2010 Low end of range [Member] Technology-related [Member] 2010 Acquisitions [Member]	Dec. 31, 2011 Low end of range [Member] Technology-related [Member] 2011 Acquisitions [Member]	Dec. 31, 2010 Low end of range [Member] Purchased research and development [Member] 2010 Acquisitions [Member]	Dec. 31, 2011 Low end of range [Member] Purchased research and development [Member] 2011 Acquisitions [Member]	Dec. 31, 2010 High end of range [Member] Technology-related [Member] 2010 Acquisitions [Member]	Dec. 31, 2011 High end of range [Member] Technology-related [Member] 2011 Acquisitions [Member]	Dec. 31, 2010 High end of range [Member] Purchased research and development [Member] 2010 Acquisitions [Member]	Dec. 31, 2011 High end of range [Member] Purchased research and development [Member] 2011 Acquisitions [Member]
Business Acquisition [Line Items]
Maximum future contingent consideration for acquisitions completed after January 1, 2009			$ 2,300,000,000
Initial cash payments for 2012 acquisitions			366,000,000
Potential payments based on acheiving certain milestones			1,615,000,000
Business Combinations Equity Ownership Before Transaction										11,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain													39,000,000
Business Acquisition, Purchase Price Allocation, Notes Payable and Long-term Debt															9,000,000
Accrued Contingent Consideration	(358,000,000)		(663,000,000)	(358,000,000)	(71,000,000)
Contingent consideration recognized in the period			(465,000,000)	(287,000,000)
Contingent payment related to business combination			154,000,000	7,000,000
The components of the preliminary purchase price as of the acquisition date for acquisitions consummated in the first quarter of 2011 are as follows
Payment to acquire in cash						300,000,000	90,000,000	20,000,000			5,000,000	194,000,000			366,000,000	199,000,000	193,000,000	60,000,000	19,000,000	98,000,000		370,000,000
Fair value of contingent consideration															465,000,000	69,000,000						287,000,000	(212,000,000)						(218,000,000)			(233,000,000)
Prior investments															79,000,000							55,000,000
Total														919,000,000	919,000,000	268,000,000						712,000,000
The preliminary purchase price allocation:
Goodwill														563,000,000		81,000,000					266,000,000
Amortizable intangible assets					175,000,000									189,000,000		175,000,000					97,000,000					2,000,000	187,000,000
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life	7 years 0 months 0 days				11 years 10 months 24 days																					5 years	8 years
Indefinite-lived intangible assets					45,000,000									132,000,000		45,000,000					470,000,000							132,000,000
Other net assets																3,000,000
Deferred income taxes														20,000,000		(36,000,000)					(121,000,000)
Total																268,000,000					712,000,000
Additional Acquisitions (Textuals) [Abstract]
Payment to acquire in cash						300,000,000	90,000,000	20,000,000			5,000,000	194,000,000			366,000,000	199,000,000	193,000,000	60,000,000	19,000,000	98,000,000		370,000,000
Percentage of equity acquired											100.00%	100.00%					86.00%	85.00%	100.00%	100.00%
Future acquisition related consideration contingent upon the achievement of certain revenue-based milestones						125,000,000	175,000,000	90,000,000			24,000,000	250,000,000					193,000,000		16,000,000	275,000,000
Note receivable from acquired company prior to acquisition										6,000,000					40,000,000
Risk-adjusted discount rate for contingent consideration																								0.90%	2.40%					12.00%	18.00%
Acquisitions (Textuals) [Abstract]
Gains on previously held equity interests		38,000,000
Business combination, liabilities arising from contingencies, amount recognized		465,000,000
Estimated fair value of prior equity ownership interest in Sadra and Intelect															79,000,000							55,000,000
Milestone payment					250,000,000
Business Acquisition, Purchse Price Allocation, Net Intangible Assets																220,000,000					567,000,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			6,000,000	(7,000,000)
Initial cash payment for Cameron acquisition									150,000,000
Potential payment due upon FDA approval of S-ICD system			150,000,000
Maximum potential payment due upon achievement of certain milestones, per Cameron agreement			1,050,000,000
Business Acquisition, Purchase Price Allocation, Other Noncurrent Assets														15,000,000
Range Of Risk Adjusted Discount Rates Used In Purchase Price Allocation																										14.00%							28.00%	23.00%	29.00%	23.00%	35.50%	25.00%	36.00%	30.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles													$ 321,000,000